RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Due to related parties	$ 1,315,803	$ 1,446,461
HUANG Jian Cong
Due to related parties	$ 1,187,339	$ 1,323,734